Commitments and Contingencies - Contractual Charter Revenue (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Unbilled Receivables, Not Billable at Balance Sheet Date [Abstract]
Twelve months ending June 30, 2016	$ 87,171
Twelve months ending June 30, 2017	84,398
Twelve months ending June 30, 2018	84,398
Twelve months ending June 30, 2019	50,990
Twelve months ending June 30, 2020	$ 7,968